Statutory Reserves Textblock	12 Months Ended
Jun. 30, 2011
Statutory Reserves [Abstract]
Statutory Reserves [Text Block]
16.	Statutory Reserves

In accordance with the laws and regulations of the PRC, all wholly-foreign owned enterprises have to set aside a portion of their net income each year as statutory reserves. The proportion of allocation for reserve funds is no less than 10 percent of the profit after tax until the accumulated amount of allocation for statutory surplus reserve funds reaches 50 percent of the registered capital. Statutory reserves represent restricted retained earnings. Statutory reserves are to be utilized to offset prior years' losses, or to increase its share capital. When a limited liability company converts its statutory reserves to capital in accordance with a shareholders' resolution, the Company will either distribute new shares in proportion to the number of shares held by each shareholder, or increase the par value of each share. Except for the reduction of losses incurred, any other usage should not result in this reserve balance falling below 25% of the registered capital. The funds accumulated by the Company's subsidiaries as of June 30, 2011 and 2010 were $1,429,858 and $897,040, respectively, and $532,818 and $533,977 has been set aside during the years ended June 30, 2011 and 2010, respectively. At June 30, 2011 and 2010, net assets with the amount of $20,334,390 and $19,023,452, respectively, of the Company's PRC subsidiaries that are currently restricted and not available for distribution to the Group and the amount of $1,215,871 and $536,351, respectively, that are free of restriction.

The Company's operations are substantially conducted through its subsidiaries in China.  These subsidiaries may only pay dividends out of their retained earnings determined in accordance with PRC GAAP and after they have met the PRC requirements for appropriation to statutory reserves.  In addition, the subsidiaries' business transactions and assets are primarily denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People's Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People's Bank of China. Approval of foreign currency payments by the People's Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers' invoices, shipping documents and signed contracts. These currency exchange control measures imposed by the PRC government may restrict the ability of the Company's subsidiaries to transfer their net assets to the Company through loans, advances or cash dividends.

Supplemental Parent Company Financial Information - Pansoft Company Limited

Condensed Balance Sheets

	As of June 30,
	2011	2010
ASSETS
Current assets:
Prepayments	$-	$-
Cash and cash equivalents	94,421	637
Total current assets	94,421	637
Investments in subsidiaries	21,455,840	19,559,166
Total assets	$21,550,261	$19,559,803

LIABILITIES
Current liabilities	$-	$-

Stockholders' equity
Common stock (30,000,000 common shares authorized; par value $0.0059 per share; 5,438,232 shares issued and outstanding as of June 30, 2011 and 2010)	32,080	32,080
Treasury stock, at cost,121,200 shares and nil, as of June 30, 2011 and 2010, respectively	(503,602)	-
Additional paid-in capital	9,281,752	9,011,160
Retained earnings	11,212,733	9,792,347
Accumulated other comprehensive income	1,527,298	724,216
Total stockholders' equity	21,550,261	19,559,803
Total liabilities and stockholders' equity	$21,550,261	$19,559,803

Condensed Statements of Income

	For the years ended June 30,
	2011	2010
Revenue	$-	$-
Administrative expenses	(270,592)	(447,138)
Other expense	(2,260)	(334)
Equity in income of subsidiaries	1,693,238	3,692,397
Net income	$1,420,386	$3,244,925

Condensed Statements of Cash Flows

	For the years ended June 30,
	2011	2010
Net cash (used in) generated from operating activities	$93,784	$(10,213)
Cash, beginning of period	637	10,850
Cash, end of period	$94,421	$637